Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
C000247025
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares
Without Sales Load [Member] | C000247025
Average Annual Return [Line Items]
Average Annual Return, Percent	5.09%	10.79%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	20.38%	21.11%